Stock Compensation Plans - Stock-Based Compensation Expense Included in Consolidated Statement of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 38,610	$ 31,918	$ 32,581
Less tax benefit	(7,305)	(6,556)	(5,659)
Total stock-based compensation, net of tax	31,305	25,362	26,922
Equity-based awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	34,482	29,401	26,567
Liability-based awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 4,128	$ 2,517	$ 6,014